Financial Instruments - Carrying Values and Estimated Fair Values (Details) shares in Thousands, $ in Thousands	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Non-Derivatives:
Cash and cash equivalents	$ 207,272	$ 127,691	$ 128,661	$ 222,123
Equity securities, current, fair value	660,642	0
Current portion of long-term debt and short-term debt, carrying value	(1,323,098)	(982,845)
Long-term debt	(1,056,483)	(1,367,937)
Derivatives:
Dividends receivable	1,900
Deferred finance charges	$ 26,417	28,749
Measurement Input, Discount Rate
Derivatives:
Measurement input	0.0664
New Fortress Energy (NFE)
Derivatives:
Equity instrument (in shares) | shares	18,600
Dividends receivable	$ 1,900
Carrying value | Level 1
Non-Derivatives:
Cash and cash equivalents	207,272	127,691
Restricted cash and short-term deposits, carrying value	131,268	163,181
Carrying value | Level 2
Non-Derivatives:
Equity securities, current, fair value	658,779	0
Current portion of long-term debt and short-term debt, carrying value	(933,966)	(984,510)
Short-term debt - convertible bonds, carrying value	(391,815)	0
Long-term debt - convertible bonds, carrying value	0	(383,740)
Long-term debt	$ (1,080,217)	(1,011,281)
Carrying value | Level 2 | Measurement Input, Discount Rate
Derivatives:
Measurement input	0.0664
Carrying value | Level 2 | New Fortress Energy (NFE)
Non-Derivatives:
Equity securities, current, fair value	$ 658,800
Carrying value | Level 2 | Oil Derivative
Derivatives:
Derivative asset	81,730	540
Carrying value | Level 2 | Interest Rate Swaps
Derivatives:
Derivative liability	(27,512)	(44,315)
Carrying value | Level 2 | Foreign Exchange Swaps
Derivatives:
Foreign exchange swaps liability	0	(1,310)
Fair value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value	207,272	127,691
Restricted cash and short-term deposits, fair value	131,268	163,181
Fair value | Level 2
Non-Derivatives:
Equity securities, current, fair value	658,779	0
Current portion of long-term debt and short-term debt, fair value	(933,966)	(984,510)
Short-term debt - convertible bonds, fair value	(399,240)	0
Long-term debt - convertible bonds, fair value	0	(366,581)
Long-term debt, fair value	(1,080,217)	(1,011,281)
Fair value | Level 2 | Oil Derivative
Derivatives:
Derivative asset	81,730	540
Fair value | Level 2 | Interest Rate Swaps
Derivatives:
Derivative liability	(27,512)	(44,315)
Fair value | Level 2 | Foreign Exchange Swaps
Derivatives:
Foreign exchange swaps liability	$ 0	$ (1,310)